Employee Benefit Plans (Schedule Of Estimated Future Benefit Payments) (Details) $ in Millions	Dec. 31, 2018 USD ($)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2019	$ 183
2020	187
2021	192
2022	196
2023	200
2024-28	1,031
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2019	53
2020	56
2021	58
2022	61
2023	63
2024-28	$ 320